Annual Total Returns - Fidelity Equity-Income K6 Fund [BarChart] - 01.31 Fidelity Equity-Income K6 Fund PRO-03 - Fidelity Equity-Income K6 Fund	Apr. 01, 2021
Bar Chart Table:
Annual Return, Inception Date	Jun. 13, 2019
Fidelity Equity-Income K6 Fund
Bar Chart Table:
Annual Return 2020	6.84%